STATEMENT OF INVESTMENTS
BNY Mellon Variable Investment Fund, Growth and Income Portfolio

September 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.7%
Automobiles & Components - .4%
General Motors Co.	9,816		440,149
Banks - 3.8%
Bank of America Corp.	22,322		885,737
Citigroup, Inc.	4,468		279,697
First Horizon Corp.	32,030		497,426
JPMorgan Chase & Co.	5,647		1,190,726
The PNC Financial Services Group, Inc.	1,218		225,147
U.S. Bancorp	20,545		939,523
			4,018,256
Capital Goods - 11.0%
3M Co.	2,676		365,809
AMETEK, Inc.	9,029		1,550,370
Builders FirstSource, Inc.	3,250	[a]	630,045
GE Vernova, Inc.	3,339	[a]	851,378
Howmet Aerospace, Inc.	14,617		1,465,354
Hubbell, Inc.	4,263		1,826,056
Ingersoll Rand, Inc.	11,312		1,110,386
Johnson Controls International PLC	7,784		604,116
L3Harris Technologies, Inc.	5,339		1,269,988
Trane Technologies PLC	3,821		1,485,337
Vertiv Holdings Co., Cl. A	6,036		600,522
			11,759,361
Commercial & Professional Services - .6%
Veralto Corp.	5,440		608,518
Consumer Discretionary Distribution & Retail - 5.8%
Amazon.com, Inc.	28,859	[a]	5,377,297
Best Buy Co., Inc.	2,813		290,583
Chewy, Inc., Cl. A	17,371	[a]	508,797
			6,176,677
Consumer Durables & Apparel - .4%
Lululemon Athletica, Inc.	1,630	[a]	442,300
Consumer Services - 1.6%
International Game Technology PLC	11,597		247,016
Las Vegas Sands Corp.	17,431		877,477
Planet Fitness, Inc., Cl. A	7,485	[a]	607,932
			1,732,425
Energy - 4.4%
ConocoPhillips	9,796		1,031,323
Diamondback Energy, Inc.	2,913		502,201
EQT Corp.	41,613		1,524,700
Marathon Petroleum Corp.	1,505		245,180
Phillips 66	5,653		743,087

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Energy - 4.4% (continued)
Schlumberger NV	15,368		644,688
			4,691,179
Financial Services - 4.9%
Berkshire Hathaway, Inc., Cl. B	3,850	[a]	1,772,001
Block, Inc.	13,342	[a]	895,648
Capital One Financial Corp.	1,552		232,381
CME Group, Inc.	3,512		774,923
The Goldman Sachs Group, Inc.	2,144		1,061,516
Voya Financial, Inc.	6,481		513,425
			5,249,894
Food, Beverage & Tobacco - 1.1%
Celsius Holdings, Inc.	13,305	[a]	417,245
Philip Morris International, Inc.	5,799		703,999
			1,121,244
Health Care Equipment & Services - 9.2%
Alcon, Inc.	5,548	[b]	555,188
Align Technology, Inc.	3,841	[a]	976,843
Baxter International, Inc.	14,743		559,792
Becton, Dickinson and Co.	4,462		1,075,788
Boston Scientific Corp.	9,123	[a]	764,507
DexCom, Inc.	12,514	[a]	838,939
Inspire Medical Systems, Inc.	2,897	[a]	611,412
Intuitive Surgical, Inc.	2,596	[a]	1,275,337
Labcorp Holdings, Inc.	2,070		462,604
Medtronic PLC	17,908		1,612,257
UnitedHealth Group, Inc.	1,812		1,059,440
			9,792,107
Household & Personal Products - 1.1%
Kenvue, Inc.	52,221		1,207,872
Insurance - 3.8%
American International Group, Inc.	5,620		411,553
Aon PLC, Cl. A	1,981		685,406
Assurant, Inc.	3,656		727,032
Globe Life, Inc.	2,165		229,295
RenaissanceRe Holdings Ltd.	2,231		607,724
The Allstate Corp.	5,659		1,073,229
Willis Towers Watson PLC	1,100		323,983
			4,058,222
Materials - 3.3%
CRH PLC	8,726		809,249
Crown Holdings, Inc.	3,514		336,922
Freeport-McMoRan, Inc.	13,220		659,942
International Paper Co.	18,698		913,397
Newmont Corp.	14,904		796,619
			3,516,129

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Media & Entertainment - 7.5%
Alphabet, Inc., Cl. A	9,212		1,527,810
Alphabet, Inc., Cl. C	19,562		3,270,571
Netflix, Inc.	910	[a]	645,436
Omnicom Group, Inc.	6,860		709,255
Pinterest, Inc., Cl. A	22,224	[a]	719,391
Reddit, Inc., Cl. A	10,745	[a]	708,310
The Walt Disney Company	4,789		460,654
			8,041,427
Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
Amgen, Inc.	683		220,069
Bio-Techne Corp.	8,130		649,831
Bristol-Myers Squibb Co.	10,565		546,633
Danaher Corp.	5,896		1,639,206
Illumina, Inc.	6,369	[a]	830,581
Natera, Inc.	2,929	[a]	371,837
Repligen Corp.	3,229	[a]	480,540
Sanofi SA, ADR	23,003		1,325,663
Sarepta Therapeutics, Inc.	6,483	[a]	809,662
Zoetis, Inc.	3,620		707,276
			7,581,298
Real Estate Management & Development - 1.2%
CoStar Group, Inc.	17,254	[a]	1,301,642
Semiconductors & Semiconductor Equipment - 9.6%
Applied Materials, Inc.	7,618		1,539,217
Micron Technology, Inc.	6,044		626,823
NVIDIA Corp.	66,069		8,023,419
			10,189,459
Software & Services - 9.4%
CrowdStrike Holdings, Inc., Cl. A	1,390	[a]	389,853
Dolby Laboratories, Inc., Cl. A	5,699		436,144
HubSpot, Inc.	1,395	[a]	741,582
International Business Machines Corp.	2,560		565,965
Microsoft Corp.	12,586		5,415,756
MongoDB, Inc.	1,519	[a]	410,662
Roper Technologies, Inc.	1,281		712,800
Shopify, Inc., Cl. A	16,530	[a]	1,324,714
			9,997,476
Technology Hardware & Equipment - 7.6%
Apple, Inc.	25,277		5,889,541
Cisco Systems, Inc.	32,171		1,712,141
Pure Storage, Inc., Cl. A	5,445	[a]	273,557
Te Connectivity PLC	1,542	[a]	232,827
			8,108,066
Telecommunication Services - 2.0%
AT&T, Inc.	80,253		1,765,566

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.7% (continued)
Telecommunication Services - 2.0% (continued)
T-Mobile US, Inc.		1,847		381,147
				2,146,713
Transportation - 1.5%
FedEx Corp.		2,242		613,591
Uber Technologies, Inc.		12,537	[a]	942,281
				1,555,872
Utilities - 1.4%
Constellation Energy Corp.		3,334		866,907
Dominion Energy, Inc.		10,098		583,563
				1,450,470
Total Common Stocks (cost $64,337,805)				105,186,756
	1-Day Yield (%)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,496,731)	4.95	1,496,731	[c]	1,496,731

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $81,727)	4.95	81,727	[c]	81,727
Total Investments (cost $65,916,263)		100.2%		106,765,214
Liabilities, Less Cash and Receivables		(.2%)		(180,946)
Net Assets		100.0%		106,584,268

ADR—American Depositary Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2024, the value of the fund’s securities on loan was $80,101 and the value of the collateral was $81,727, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

See notes to financial statements.

The following is a summary of the inputs used as of September 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	105,186,756	-	-	105,186,756
Investment Companies	1,578,458	-	-	1,578,458

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2024, accumulated net unrealized appreciation on investments was $40,848,951, consisting of $42,206,633 gross unrealized appreciation and $1,357,682 gross unrealized depreciation.

At September 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.